Cash and balances with the Central Bank (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and balances with the Central Bank
Cash	$ 25,793	$ 25,080
Central Bank compulsory deposits	28,094	28,094
Deposits in the Central Bank	11,292	2,110
Accrued interest	28	26
Cash and balances with the Central Bank	$ 65,207	$ 55,310